Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [line items]
Basic weighted average number of shares outstanding	445,769	443,191	445,083	442,961
Diluted weighted average number of shares outstanding	446,470	443,770	445,815	443,453
Share purchase options [member]
Earnings per share [line items]
Restricted share units	444	175	422	131
Restricted stock units [member]
Earnings per share [line items]
Restricted share units	257	404	310	361